J.P. MORGAN INCOME FUNDS

JPMorgan Trust II

JPMorgan Core Bond Fund

(All Share Classes)

Supplement dated December 1, 2014

to the Prospectuses dated July 1, 2014, as supplemented

Effective immediately, for the JPMorgan Core Bond Fund’s (the “Fund”), the “Annual Fund Operating Expenses” and “Example” tables for the Fund on pages 1-2 in the Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

Class A, Class B, Class C and Select Class Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.42	0.44	0.41	0.42
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.17	0.19	0.16	0.17

Total Annual Fund Operating Expenses	0.97	1.49	1.46	0.72
Fee Waivers and Expense Reimbursements[2]	(0.22)	(0.09)	(0.06)	(0.14)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.40	1.40	0.58

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.40%, 1.40% and 0.58%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 12/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 11/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	651	871	1,501
CLASS B SHARES ($)	643	762	1,005	1,631
CLASS C SHARES ($)	243	456	792	1,741
SELECT CLASS SHARES ($)	59	216	387	881

SUP-CB-1214

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	651	871	1,501
CLASS B SHARES ($)	143	462	805	1,631
CLASS C SHARES ($)	143	456	792	1,741
SELECT CLASS SHARES ($)	59	216	387	881

Changes to Expense Limitation Agreement. Also effective immediately, the Fund’s adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s Class R6 shares.

Class R2, Class R5 and Class R6 Shares

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on page 1 in the Fund’s Class R2, Class R5 and Class R6 Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.52	0.24	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.27	0.19	0.11

Total Annual Fund Operating Expenses	1.32	0.54	0.41
Fee Waivers and Expense Reimbursements[2]	(0.32)	(0.09)	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	0.45	0.35

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 0.45% and 0.35%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 12/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 11/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	102	387	693	1,562
CLASS R5 SHARES ($)	46	164	293	668
CLASS R6 SHARES ($)	36	126	224	512

Class A, Class B, Class C and Select Class Shares

Changes to Additional Fee and Expense Information. The following replaces the information in the table on page 170 and tables on pages 172-173 with respect to the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	A	0.75%	0.97%
	B	1.40%	1.49%
	C	1.40%	1.46%
	Select	0.58%	0.72%

JPMorgan Core Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2015	$449	1.06%	0.34%	0.34%	$143	5.00%	3.60%	3.60%
November 30, 2016	$99	6.12%	4.38%	4.03%	$154	10.25%	7.27%	3.54%
November 30, 2017	$103	11.42%	8.59%	4.03%	$159	15.76%	11.06%	3.54%
November 30, 2018	$107	16.99%	12.97%	4.03%	$165	21.55%	15.00%	3.54%
November 30, 2019	$112	22.84%	17.52%	4.03%	$171	27.63%	19.07%	3.54%
November 30, 2020	$116	28.98%	22.26%	4.03%	$177	34.01%	23.28%	3.54%
November 30, 2021	$121	35.43%	27.18%	4.03%	$183	40.71%	27.65%	3.54%
November 30, 2022	$126	42.21%	32.31%	4.03%	$190	47.75%	32.17%	3.54%
November 30, 2023	$131	49.32%	37.64%	4.03%	$196	55.13%	36.84%	3.54%
November 30, 2024	$136	56.78%	43.19%	4.03%	$203	62.89%	41.69%	3.54%

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first and second year (period ended November 30, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$243	4.00%	2.60%	2.60%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
November 30, 2015	$143	$643	5.00%	0.00%	3.60%	(1.40)%	3.60%	(1.40)%
November 30, 2016	$157	$557	10.25%	6.25%	7.24%	3.24%	3.51%	(0.35)%
November 30, 2017	$163	$463	15.76%	12.76%	11.00%	8.00%	3.51%	0.71%
November 30, 2018	$168	$468	21.55%	18.55%	14.90%	11.90%	3.51%	0.81%
November 30, 2019	$174	$374	27.63%	25.63%	18.93%	16.93%	3.51%	1.77%
November 30, 2020	$180	$280	34.01%	33.01%	23.10%	22.10%	3.51%	2.67%
November 30, 2021	$187	$187	40.71%	40.71%	27.42%	27.42%	3.51%	3.51%
November 30, 2022	$193	$193	47.75%	47.75%	31.90%	31.90%	3.51%	3.51%
November 30, 2023	$131	$131	55.13%	55.13%	37.21%	37.21%	4.03%	4.03%
November 30, 2024	$136	$136	62.89%	62.89%	42.74%	42.74%	4.03%	4.03%

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2015	$59	5.00%	4.42%	4.42%
November 30, 2016	$77	10.25%	8.89%	4.28%
November 30, 2017	$80	15.76%	13.55%	4.28%
November 30, 2018	$84	21.55%	18.41%	4.28%
November 30, 2019	$87	27.63%	23.48%	4.28%
November 30, 2020	$91	34.01%	28.76%	4.28%
November 30, 2021	$95	40.71%	34.27%	4.28%
November 30, 2022	$99	47.75%	40.02%	4.28%
November 30, 2023	$103	55.13%	46.01%	4.28%
November 30, 2024	$107	62.89%	52.26%	4.28%

Class R2, Class R5 and Class R6 Shares

Changes to Additional Fee and Expense Information. In connection with the reduction in the fee cap for the Class R6 Shares, the following replaces the information in the table on page 148 and tables on page 149 with respect to the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	R2	1.00%	1.32%
	R5	0.45%	0.54%
	R6	0.35%	0.41%

JPMorgan Core Bond Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2015	$102	5.00%	4.00%	4.00%
November 30, 2016	$140	10.25%	7.83%	3.68%
November 30, 2017	$145	15.76%	11.80%	3.68%
November 30, 2018	$150	21.55%	15.91%	3.68%
November 30, 2019	$156	27.63%	20.17%	3.68%
November 30, 2020	$162	34.01%	24.60%	3.68%
November 30, 2021	$167	40.71%	29.18%	3.68%
November 30, 2022	$174	47.75%	33.94%	3.68%
November 30, 2023	$180	55.13%	38.87%	3.68%
November 30, 2024	$187	62.89%	43.98%	3.68%

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2015	$46	5.00%	4.55%	4.55%
November 30, 2016	$58	10.25%	9.21%	4.46%
November 30, 2017	$60	15.76%	14.08%	4.46%
November 30, 2018	$63	21.55%	19.17%	4.46%
November 30, 2019	$66	27.63%	24.49%	4.46%
November 30, 2020	$69	34.01%	30.04%	4.46%
November 30, 2021	$72	40.71%	35.84%	4.46%
November 30, 2022	$75	47.75%	41.90%	4.46%
November 30, 2023	$78	55.13%	48.23%	4.46%
November 30, 2024	$82	62.89%	54.84%	4.46%

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
November 30, 2015	$36	5.00%	4.65%	4.65%
\November 30, 2016	$44	10.25%	9.45%	4.59%
November 30, 2017	$46	15.76%	14.48%	4.59%
November 30, 2018	$48	21.55%	19.73%	4.59%
November 30, 2019	$50	27.63%	25.23%	4.59%
November 30, 2020	$53	34.01%	30.98%	4.59%
November 30, 2021	$55	40.71%	36.99%	4.59%
November 30, 2022	$57	47.75%	43.27%	4.59%
November 30, 2023	$60	55.13%	49.85%	4.59%
November 30, 2024	$63	62.89%	56.73%	4.59%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE